As filed with the U.S. Securities and Exchange Commission
on October 12, 2016
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 387 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 390 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 600 Lexington Avenue, 20th Floor New York, NY 10022 (Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Avenue, 20th Floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on November 11, 2016 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 387 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 145, which was filed with the Securities and Exchange Commission on May 23, 2014. This Post-Effective Amendment No. 387 is filed solely for the purpose of designating November 11, 2016 as the new effective date of Post-Effective Amendment No. 145, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was delayed in Post-Effective Amendment No. 381 on September 14, 2016, Post-Effective Amendment No. 375 on August 18, 2016, Post-Effective Amendment No. 366 on July 20, 2016, Post-Effective Amendment No. 358 on June 23, 2016, Post-Effective Amendment No. 351 on May 24, 2016, Post-Effective Amendment No. 339 on April 28, 2016, Post-Effective Amendment No. 326 on March 23, 2016, Post-Effective Amendment No. 315 on March 2, 2016, Post-Effective Amendment No. 306 on February 3, 2016, Post-Effective Amendment No. 298 on January 7, 2016, Post-Effective Amendment No. 291 on December 9, 2015, Post-Effective Amendment No. 285 on November 12, 2015, Post-Effective Amendment No. 278 on October 14, 2015, Post-Effective Amendment No. 271 on September 16, 2015, Post-Effective Amendment No. 264 on August 19, 2015, Post-Effective Amendment No. 259 on July 21, 2015, Post-Effective Amendment No. 249 on June 18, 2015, Post-Effective Amendment No. 239 on May 21, 2015, Post-Effective Amendment No. 232 on April 30, 2015, Post-Effective Amendment No. 225 on April 1, 2015, Post-Effective Amendment No. 213 on March 5, 2015, Post-Effective Amendment No. 206 on February 5, 2015, Post-Effective Amendment No. 201 on January 13, 2015, Post-Effective Amendment No. 196 on December 18, 2014, Post-Effective Amendment No. 189 on November 20, 2014, Post-Effective Amendment No. 181 on October 23, 2014, Post-Effective Amendment No. 169 on September 24, 2014, Post-Effective Amendment No. 163 on August 28, 2014, Post-Effective Amendment No. 157 on August 1, 2014. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 387 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of October, 2016.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer), Trustee	October 12, 2016
Bruno del Ama

/s/ Luis Berruga	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer	October 12, 2016
Luis Berruga

*	Trustee
Sanjay Ram Bharwani		October 12, 2016

*	Trustee
Scott R. Chichester		October 12, 2016

*	Trustee
Kartik Kiran Shah		October 12, 2016

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney